Supplemental Oil and Natural Gas Disclosures (Unaudited) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024 Mcfe $ / Mcfe $ / bbl	Dec. 31, 2023 Mcfe $ / Mcfe $ / bbl $ / item	Dec. 31, 2022 Mcfe $ / Mcfe $ / bbl	Dec. 31, 2021 Mcfe $ / Mcfe
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED)
Number of reportable operating segment	1	1
Depletion rate | $ / Mcfe		0.77	0.9
Equivalent energy on conversion of one barrel of crude oil (in Thousands of Cubic Feet of Gas Equivalent)		6
Number of drilling locations included in proved undeveloped reserves		80	80	91	0
Period of drilling		5 years
Revisions of previous estimates due to changes in price (in Thousands of Cubic Feet of Gas Equivalent)		4,441,309	(163,100)	9,539,800	6,827,110
Increase (decrease) in natural gas price | $ / Mcfe		(0.64)		3.39	1.07
Revisions of previous estimates due to well performance (in Thousands of Cubic Feet of Gas Equivalent)		1,307,309	128,786	319	579,444
Technical revisions of proved undeveloped location (in Thousands of Cubic Feet of Gas Equivalent)			(7,787,700)
Revisions of previous estimates due to reduced operating costs (in Thousands of Cubic Feet of Gas Equivalent)		3,134,000
Annual discount rate		10.00%	10.00%	10.00%	10.00%
Oil
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED)
Average price | $ / bbl		75.48	78.22	93.67
Estimated realized prices | $ / bbl		48.73	37.4	93.67
Estimated realized prices
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED)
Average price | $ / Mcfe		2.13	2.64	6.36
Estimated realized prices		1.32	1.97	5.23
NGL
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED)
Estimated realized prices | $ / bbl		30.19	31.29	37.47